Finacial Liabilities at fair value (Tables)	12 Months Ended
Dec. 31, 2021
Finacial Liabilities at fair value [Abstract]
Schedule of finacial liabilities at fair value
	December 31, 2021	December 31, 2020

Non-tradable warrants (1)	196	219
SAFE (2)	-	1,273
Non-tradable warrants, SAFE and CLA (2)	1,393	-
Tradable warrants (3)	1,493	-
Financial derivatives(4)	133	-
Total	3,215	1,492